Stockholder's Equity		9 Months Ended
	Jul. 24, 2025	Mar. 31, 2026
Class of Stock [Line Items]
Stockholder's Equity
14.
Stockholder's Equity

Amendment and Restatement of Certificate of Incorporation

As discussed in Note 1, on February 6, 2026, the Company's certificate of incorporation was amended and restated to, among other things, provide for the (i) authorization of 2,000,000,000 shares of Class A common stock; (ii) authorization of 100,000,000 shares of Class B common stock; (iii) authorization of 20,000,000 shares of preferred stock with a par value of $0.00001 per share that may be issued from time to time by the Company's board of directors in one or more series; and (iv) establishment of a classified board of directors, divided into three classes, each of whose members will serve for staggered terms.

Holders of Class A common stock and Class B common stock are entitled to one vote per share and, except as otherwise required, will vote together as a single class on all matters on which stockholders generally are entitled to vote. Holders of Class B common stock are not entitled to receive dividends and will not be entitled to receive any distributions upon the liquidation, dissolution or winding up of the Company. Shares of Class B common stock may only be issued to the extent necessary to maintain the one-to-one ratio between the number of Opco LLC Interests held by the Existing Opco LLC Owners and their permitted transferees and the number of shares of Class B common stock held by the Existing Opco LLC Owners and their permitted transferees. Shares of Class B common stock are transferable only together with an equal number of Opco LLC Interests. Shares of Class B common stock will be canceled on a one-for-one basis if an Existing Opco LLC Owner elects to redeem their Opco LLC Interests in exchange for, at the Company's election, newly issued shares of Class A common stock or cash.

The Company must, at all times, maintain a one-to-one ratio between the number of shares of Class A common stock issued by the Company and the number of Opco LLC Interests owned by the Company (subject to certain exceptions for treasury shares and shares underlying certain convertible or exchangeable securities).

The Company's board of directors is authorized to direct the Company to issue shares of preferred stock in one or more series and its discretion to determine the number and designation of such series and the powers, rights, preferences, privileges, and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges, and liquidation preferences, of each series of preferred stock. As of March 31, 2026, no series of preferred stock have been issued.

Forgent Power Solutions, Inc.
Class of Stock [Line Items]
Stockholder's Equity
3.
Stockholder’s Equity

On July 21, 2025, the Company was authorized to issue 100 shares of common stock, $0.001 par value. On July 24, 2025, the Corporation issued 100 shares of common stock for $0.10, all of which were acquired by an affiliate.